Description of Business (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Organization And Description Of Business [Line Items]
Common Stock, Shares, Issued	28,972,774	29,408,138
Common Stock, Par or Stated Value Per Share	$ 0.01	0.01
Equity Method Investment, Ownership Percentage		79.60%
IPO [Member]
Organization And Description Of Business [Line Items]
Common Stock, Shares, Issued	1,000
Common Class A [Member]
Organization And Description Of Business [Line Items]
Common Stock, Shares, Issued	14,087,500	270,000
Common Stock, Par or Stated Value Per Share	$ 0.01
Proceeds from Issuance of Common Stock	$ 279.0